Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 13—Accumulated Other Comprehensive Income (Loss)

        The following table shows the components of accumulated other comprehensive income (loss) as of December 31, 2012:

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Beginning balance December 31, 2011	$(2,406)	$(10,026)	$(12,432)
Current period other comprehensive income (loss)	5,689	98	5,787

Ending balance December 31, 2012	$3,283	$(9,928)	$(6,645)

        The following table summarizes activity in other comprehensive income (loss) related to forward exchange contracts held by the Company during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Change in fair value of forward exchange contracts, net of tax	$3,149	$(2,545)	$3,554
Adjustment for net gains/losses realized and included in net income	2,540	(5,219)	1,891

Change in unrecognized gains/losses on forward exchange contracts	$5,689	$(7,764)	$5,445